Patents (Schedule of detailed information about patents) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	$ 396,105	$ 431,462
Patents, end of period	20,000	396,105
Cost [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	904,431	782,828
Additions		121,603
Impairment	(223,143)
Patents, end of period	681,288	904,431
Accumulated amortization [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	508,326	351,366
Additions	152,962	156,960
Patents, end of period	$ 661,288	$ 508,326